INCOME TAX	12 Months Ended
Dec. 31, 2011
INCOME TAX
INCOME TAX

21. INCOME TAX

        Provision for income taxes for the years ended December 31, 2011, 2010 and 2009 was as follows:

	Year ended December 31,
Income before income taxes	2011	2010	2009
Russia	$1,807,154	$1,817,583	$1,220,730
Other jurisdictions	292,198	248,048	278,410

Total	$2,099,352	$2,065,631	$1,499,140

Current income tax expense
Russia	$448,729	$456,424	$304,231
Other jurisdictions	71,343	106,212	99,292

Total	$520,072	$562,636	$403,523

Deferred income tax expense/(benefit)
Russia	$1,606	$(35,529)	$131,485
Other jurisdictions	9,942	(9,919)	(29,961)

Total	$11,548	$(45,448)	$101,524

        The statutory income tax rates in jurisdictions in which the Group operates for 2011 were as follows: Russia, Armenia—20.0%, Uzbekistan—3.4%. In the first quarter of 2011 the rate of 25% was applied in Ukraine, since April 1, 2011 the rate was decreased to 23%.

        The Russian statutory income tax rate reconciled to the Group's effective income tax rate for the years ended December 31, 2011, 2010 and 2009 as follows:

	2011	2010	2009
Statutory income tax rate for the year	20.0%	20.0%	20.0%
Adjustments:
Expenses not deductible for tax purposes	2.8	3.5	4.9
Currency exchange and transaction loss	—	—	0.5
Unrecognized tax benefits	(0.2)	0.1	(0.2)
Settlements with tax authorities	(0.5)	(1.0)	(2.9)
Different tax rate of foreign subsidiaries	(0.2)	(0.5)	(2.0)
Earnings distribution from subsidiaries	2.9	0.7	6.8
Disposal of treasury stock	—	—	(4.1)
Effect of change in tax rate in Ukraine	0.8	0.7	—
Change in valuation allowance	(0.2)	(0.2)	10.3
Comstar corporate reorganization	—	—	0.4
Impairment of long-lived assets	—	1.3	—
Other	(0.1)	0.4	—

Effective income tax rate	25.3%	25.0%	33.7%

        Temporary differences between the tax and accounting bases of assets and liabilities gave rise to the following deferred tax assets and liabilities as of December 31, 2011 and 2010:

	December 31,
	2011	2010
Assets/(liabilities) arising from tax effect of:
Deferred tax assets
Depreciation of property, plant and equipment	$140,371	$211,307
Other intangible assets	—	1,346
Deferred connection fees	26,063	31,522
Subscriber prepayments	16,755	20,832
Accrued expenses for services	118,103	148,828
Inventory obsolescence	13,650	5,884
Loss carryforward	203,313	196,883
Impairment of property, plant and equipment	2,415	4,438
Other	29,352	22,384
Valuation allowance	(163,075)	(165,994)

Total deferred tax assets	386,947	477,430

Deferred tax liabilities
Licenses acquired	$(35,377)	$(62,606)
Depreciation of property, plant and equipment	(136,465)	(192,679)
Customer base	(39,272)	(34,783)
Other intangible assets	(42,435)	(41,011)
Debt issuance cost	(20,975)	(11,134)
Potential distributions from/to Group's subsidiaries/associates	(88,596)	(105,821)
Other	(31)	(4,992)

Total deferred tax liabilities	(363,151)	(453,026)

Net deferred tax asset	23,796	24,404

Net deferred tax asset, current	$189,622	$234,658
Net deferred tax asset, non-current	$62,102	$81,816
Net deferred tax liability, long-term	$(227,928)	$(292,070)

        The Group has the following significant balances for income tax losses carried forward and related operating losses as of December 31, 2011 and 2010:

		2011		2010
Jurisdiction	Period for carry-forward	Operating losses	Tax losses	Operating losses	Tax losses
Luxembourg (MGTS Finance S.A.)	Unlimited	$431,461	125,124	$429,186	124,464
Russia (Comstar-UTS, RTC and other)	2012-2021	390,945	78,189	362,096	72,419

Total		$822,406	203,313	$791,282	196,883

        Management established the following valuation allowances against deferred tax assets where it was more likely than not that some portion of such deferred tax assets will not be realized:

Valuation allowances	2011	2010
Sale of investment in Svyazinvest	$66,596	$66,887
Operating loss in Luxemburg (MGTS Finance S.A.)	94,692	94,032
Other	1,787	5,075

Total	$163,075	$165,994

        As of December 31, 2011 and 2010 the Group recognized deferred income tax liabilities of $52.5 million and $63.8 million respectively, for income taxes on future dividend distributions from foreign subsidiaries (MTS Ukraine and K-Telecom) which are based on $1,088.2 million and $1,309.4 million cumulative undistributed earnings of those foreign subsidiaries in accordance with local statutory accounting regulations (unaudited) because such earnings are intended to be repatriated.

        No deferred tax liability was recognized on undistributed earnings of Uzdunrobita as of December 31, 2011 and 2010 as the Group plans to indefinitely reinvest earnings in this entity. As of December 31, 2011 and 2010 the amount of undistributed earnings of Uzdunrobita in accordance with local statutory accounting regulations amounted to $647.8 million and $594.6 million, respectively (unaudited) and the related unrecognized deferred tax liability for these earnings in amounted to $117.0 million and $106.4 million respectively.

        As of December 31, 2011, 2010 and 2009, the Group included accruals for uncertain tax positions in the amount of $16.3 million, $14.0 million and $10.6 million, respectively, as a component of income tax payable.

        A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2011	2010	2009
Balance, beginning of the year	$13,993	$10,607	$12,360
Additions based on tax position related to the current year	9,149	14,590	2,094
Additions based on tax positions related to prior years	2,647	1,504	—
Additions based on tax of acquired entities	5,129	7,587	1,521
Reduction in tax positions related to prior years	(5,213)	(2,141)	(1,778)
Settlements with tax authorities	(8,323)	(18,109)	(3,305)
Currency translation adjustment	(1,044)	(45)	(285)

Balance, end of the year	$16,338	$13,993	$10,607

        Accrued penalties and interest related to unrecognized tax benefits as a component of income tax expense for the years ended December 31, 2011, 2010 and 2009 amounted to a charge of $0.1 million, charge of $3.3 million and reversal of ($0.6) million respectively, and are included in income tax expense in the accompanying consolidated statements of operations. Accrued interest and penalties were included in income tax payable in the accompanying consolidated statements of financial position and totaled $6.1 million and $3.3 million as of December 31, 2011 and 2010, respectively. The Group does not expect the unrecognized tax benefits to change significantly over the next twelve months.